LEASES - Maturities of operating lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Future Minimum Lease Payments
2024	$ 23,902
2025	20,884
2026	19,482
2027	17,137
2028	16,001
Thereafter	55,092
Total undiscounted lease payments	152,498
Less: imputed interest	(30,905)
Total lease liabilities	$ 121,593	$ 114,961